Equity-Based Compensation - Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Time-based stock option
Number of Stock Options
Granted (in shares)		3,589,000
Forfeited (in shares)		(187,000)
Outstanding, ending (in shares)		3,402,000
Fully vested and expected to vest (in shares)		3,402,000
Exercisable (in shares)		117,000
Weighted Average Exercise Price
Granted (in US$ per share)		$ 5.57
Forfeited (in US$ per share)		5.02
Outstanding, ending (in US$ per share)		5.60
Fully vested and expected to vest (in US$ per share)		5.60
Exercisable (in US$ per share)		$ 5.02
Weighted Aggregate Contractual Life (in years)
Outstanding and non-vested		9 years 7 months 13 days
Fully vested and expected to vest		9 years 7 months 13 days
Exercisable		9 years 2 months 19 days
Performance-based stock option
Number of Stock Options
Granted (in shares)	0	1,500,000
Outstanding, ending (in shares)		1,500,000
Fully vested and expected to vest (in shares)		1,500,000
Weighted Average Exercise Price
Granted (in US$ per share)		$ 4.95
Outstanding, ending (in US$ per share)		4.95
Fully vested and expected to vest (in US$ per share)		$ 4.95
Weighted Aggregate Contractual Life (in years)
Outstanding and non-vested		9 years 9 months 29 days
Fully vested and expected to vest		9 years 9 months 29 days
Number of options for which vesting criteria not achieved		$ 100,000
Compensation expense		$ 0
Exercised (in shares)	0
Vested (in shares)	0